Note 10 - Income Taxes (Detail) - Tax effect of temporary differences that give rise to future income tax assets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred income tax assets:
Net operating losses	$ 30,731	$ 29,018
Accrued liabilities	61	374
Inventory allowance	260	212
Other items	42	13
Valuation allowance	$ (31,094)	$ (29,617)